SHARE-BASED COMPENSATION - Restricted share units activities (Details) - Unvested restricted share units	12 Months Ended
Dec. 31, 2024 $ / shares shares
Number of shares
Unvested balance at beginning of period (in shares) | shares	2,003,074
Granted (in shares) | shares	2,016,000
Vested (in shares) | shares	(1,174,842)
Forfeited (in shares) | shares	(90,890)
Unvested balance at end of period (in shares) | shares	2,753,342
Weighted average grant date fair value
Unvested balance at beginning of period (in dollars per share) | $ / shares	$ 4.53
Granted (in dollars per share) | $ / shares	1.06
Vested (in dollars per share) | $ / shares	3.96
Forfeited (in dollars per share) | $ / shares	10
Unvested balance at end of period (in dollars per share) | $ / shares	$ 2.05